Income Taxes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Loss before income taxes	$ (2,875,061)	$ (67,238,353)	$ (10,497,072)
Statutory rate	27.00%	27.00%	27.00%
Expected income tax	$ (776,266)	$ (18,154,355)	$ (2,834,209)
Effect of different tax rates in foreign jurisdictions	81,680	(2,005,959)	(83,891)
Non-deductible share-based payments		218,741	399,087
Other permanent items	1,192,232	2,627,256	1,835,927
Change in deferred tax assets not recognized	14,075,010	15,403,428	2,471,723
True-ups and other	(14,572,656)	(1,179,319)	(447,452)
Deferred income tax (recovery) expense		$ (3,090,208)	$ 1,341,185